Debt (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Debt Obligations

As of the end of 2012 and 2011, debt obligations consisted of the following:

In thousands	2012	2011
Senior secured term loan facilities, net of original issue discount of $15.5 million:
Term Loan B, variable rate, 5.25% at December 29, 2012 and December 31, 2011 with quarterly interest payments, principal due and payable at maturity—December 2016	$1,136,905	$1,155,212
Senior notes, 10.00% fixed rate, with semi-annual interest payments of $36.8 million in April and October, principal due and payable at maturity—October 2017	736,670	750,000

	1,873,575	1,905,212
Equipment financing arrangements	6,093	6,055
Capital lease obligations	4,783	6,338

Total debt	$1,884,451	$1,917,605

Schedule of Maturities of Debt Obligations

Maturities of debt obligations, excluding original issue discount of $15.5 million, as of the end of 2012 are as follows:

In thousands
Visant:
2013	$15,236
2014	4,361
2015	1,317
2016	1,142,297
2017	736,742
Thereafter	—

Total debt	$1,899,953